Miller Income Fund
December 31, 2019
Schedule of Investments (unaudited)
SECURITY	SHARES	VALUE
COMMON STOCKS - 62.3%

COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
CenturyLink Inc.	203,700	$2,690,877
Media - 1.5%
Gannett Co Inc.	140,400	895,752
National CineMedia Inc.	329,600	2,402,784
Total Media		3,298,536
TOTAL COMMUNICATION SERVICES		5,989,413

CONSUMER DISCRETIONARY - 10.1%
Hotels, Restaurants & Leisure - 4.5%
Cedar Fair LP	56,200	3,115,728
Kindred Group PLC	100,000	612,405
William Hill PLC	2,447,900	6,110,509
Total Hotels, Restaurants & Leisure		9,838,642
Specialty Retail - 5.6%
Abercrombie & Fitch Co., Class A Shares	429,200	7,420,868
Chico's FAS Inc.	1,236,300	4,710,303
Total Specialty Retail		12,131,171
TOTAL CONSUMER DISCRETIONARY		21,969,813

CONSUMER STAPLES - 2.9%
Tobacco - 2.9%
British American Tobacco PLC	148,300	6,347,941

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Energy Transfer LP	292,940	3,758,420
NGL Energy Partners LP	618,100	7,009,254
Total Oil, Gas & Consumable Fuels		10,767,674
TOTAL ENERGY		10,767,674

FINANCIALS - 27.5%
Banks - 6.9%
Danske Bank A/S	426,200	6,896,637
Sberbank of Russia PJSC - ADR	494,500	8,109,800
Total Banks		15,006,437
Capital Markets - 19.5%
Apollo Global Management Inc., Class A Shares	307,600	14,675,596
BGC Partners Inc., Class A Shares	1,059,200	6,291,648
Carlyle Group Inc./The	527,900	16,935,032
Sculptor Capital Management Inc.	207,200	4,579,120
Total Capital Markets		42,481,396
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Arlington Asset Investment Corp., Class A Shares	445,500	2,481,435
TOTAL FINANCIALS		59,969,268

INDUSTRIALS - 5.8%
Commercial Services & Supplies - 2.8%
Quad/Graphics Inc.	1,335,300	6,235,851
Marine - 3.0%
Seaspan Corp.	454,500	6,458,445
TOTAL INDUSTRIALS		12,694,296

SECURITY			SHARES	VALUE
MATERIALS - 8.2%
Chemicals - 2.9%
Chemours Co/The			344,300	$6,228,387
Metals & Mining - 5.3%
Alrosa PJSC			6,478,100	8,800,812
Eregli Demir ve Celik Fabrikalari TAS			1,879,100	2,855,449
Total Metals & Mining				11,656,261
TOTAL MATERIALS				17,884,648

TOTAL COMMON STOCKS (Cost - $115,095,033)				135,623,053
	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES- 36.9%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
CenturyLink Inc.	7.600%	9/15/39	$10,500,000	10,991,137

CONSUMER DISCRETIONARY - 4.1%
Specialty Retail - 4.1%
Bed Bath & Beyond Inc.	5.165%	8/1/44	3,359,000	2,443,672
GameStop Corp. (b)	6.750%	3/15/21	6,500,000	6,402,500
Total Specialty Retail				8,846,172
TOTAL CONSUMER DISCRETIONARY				8,846,172

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Alliance Resource Operating Partners LP (b)	7.500%	5/1/25	7,100,000	6,478,750
Chaparral Energy Inc. (a)(b)	8.750%	7/15/23	9,000,000	4,020,750
Extraction Oil & Gas Inc. (b)	7.375%	5/15/24	2,000,000	1,255,830
Ultra Resources Inc. (a)(b)	7.125%	4/15/25	10,750,000	752,500
Total Oil, Gas & Consumable Fuels				12,507,830
TOTAL ENERGY				12,507,830

FINANCIALS - 2.2%
Consumer Finance - 1.8%
Curo Group Holdings Corp. (b)	8.250%	9/1/25	4,500,000	3,971,115
Thrifts & Mortgage Finance - 0.4%
Ocwen Loan Servicing LLC (b)	8.375%	11/15/22	1,000,000	865,312
TOTAL FINANCIALS				4,836,427

HEALTH CARE - 2.8%
Pharmaceuticals - 2.8%
Endo Ltd., Senior Notes (b)	6.000%	7/15/23	8,431,000	6,112,391

INDUSTRIALS - 1.4%
Aerospace & Defense - 1.4%
Bombardier Inc. (b)	7.875%	4/15/27	3,000,000	3,093,825

INFORMATION TECHNOLOGY - 10.0%
IT Services - 2.4%
GTT Communications Inc. (b)	7.875%	12/31/24	7,000,000	5,300,470
Technology Hardware, Storage & Peripherals - 7.6%
Diebold Nixdorf Inc.	8.500%	4/15/24	17,117,000	16,567,801
TOTAL INFORMATION TECHNOLOGY				21,868,271

MATERIALS - 1.2%
Chemicals - 1.2%
Chemours Co/The	7.000%	5/15/25	2,500,000	2,523,963

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
GEO Group Inc/The	5.125%	4/1/23	$6,500,000	$6,110,000
GEO Group Inc/The	6.000%	4/15/26	4,000,000	3,560,100
Total Equity Real Estate Investment Trusts (REITs)				9,670,100
TOTAL REAL ESTATE				9,670,100

TOTAL CORPORATE BONDS (Cost - $80,613,392)				80,450,116

TOTAL INVESTMENTS - 99.2% (Cost - $195,708,425)				216,073,169
Other Assets in Excess of Liabilities - 0.8%				1,824,593
TOTAL NET ASSETS - 100.0%				$217,897,762

ADR - American Depositary Receipt
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
(a) Illiquid security.
(b) Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2019:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Investments (a)
Common Stocks	$135,623,053	$-	$-	$135,623,053
Corporate Bonds & Notes	-	80,450,116	-	80,450,116
Total Investments	$135,623,053	$80,450,116	$-	$216,073,169
(a) See Schedule of Investments for additional detailed categorizations.